Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure
Income taxes receivable (payable)
December 31,	2013	2012
(Dollars in thousands)
Federal income taxes (payable)	$(20,288)	$(5,455)
State income taxes receivable	2,397	9,625

Income tax expense (benefit)
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Current
Federal	$181,579	$9,705	$(94,627)
State	11,614	5,092	5,583
Deferred
Federal	(65,970)	61,113	214,722
State	(1,180)	(2,328)	(12,175)
	$126,043	$73,582	$113,503

Income tax reconciliation
Year Ended December 31,	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$102.5	35.0%	$68.7	35.0%	$127.3	35.0%
State income taxes, net of federal benefit (1)	10.5	3.6	8.4	4.2	(20.9)	(5.7)
Effect of noncontrolling interests	(1.0)	(0.4)	-	-	(3.0)	(0.8)
Gains (losses) on investments and sale of assets (2)	14.9	5.1	-	-	-	-
Correction of deferred taxes (3)	-	-	(6.1)	(3.1)	6.0	1.6
Other differences, net	(0.9)	(0.3)	2.6	1.4	4.1	1.1
Total income tax expense and rate	$126.0	43.0%	$73.6	37.5%	$113.5	31.2%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.

(2)	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.

Temporary income tax differences
December 31,	2013	2012
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$121,651	$121,111
Stock-based compensation	50,563	53,330
Compensation and benefits - other	12,681	32,484
Deferred rent	20,500	16,862
Other	32,444	32,654
	237,839	256,441
Less valuation allowance	(70,609)	(69,108)
Total noncurrent deferred tax assets	167,230	187,333
Noncurrent deferred tax liabilities
Property, plant and equipment	637,090	666,201
Licenses/intangibles	251,578	250,860
Partnership investments	136,581	127,331
Other	4,956	5,521
Total noncurrent deferred tax liabilities	1,030,205	1,049,913
Net noncurrent deferred income tax liability	$862,975	$862,580

Deferred tax valuation allowance
A summary of TDS' deferred tax asset valuation allowance is as follows:

	2013	2012	2011
(Dollars in thousands)
Balance at January 1,	$70,502	$49,686	$71,014
Charged to income tax expense	1,954	5,268	(28,511)
Charged to other accounts	6,608	15,548	7,183
Balance at December 31,	$79,064	$70,502	$49,686

As of December 31, 2013, the valuation allowance reduced current deferred tax assets by $8.5 million and noncurrent deferred tax assets by $70.6 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,420	$28,841	$34,002
Additions for tax positions of current year	6,388	7,027	4,369
Additions for tax positions of prior years	1,858	1,673	171
Reductions for tax positions of prior years	(467)	(7)	(1,973)
Reductions for settlements of tax positions	(1,337)	(21)	(976)
Reductions for lapses in statutes of limitations	(4,472)	(9,093)	(6,752)
Unrecognized tax benefits balance at December 31,	$30,390	$28,420	$28,841